Other Payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Payable (Textual)
Preferred shares annual dividend rate	5.00%	5.00%
Dividend payable	$ 615,330	$ 330,854